Restructuring - Additional Information (Details) (USD $)	11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Jan. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Successor [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 120,700,000	$ 8,500,000
Predecessor [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs			0
Restructuring reserve				2,100,000
Adjustment of restructuring accrual				300,000
Selling, General and Administrative Expenses [Member] | Successor [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs		$ 8,500,000			$ 120,700,000